                                [ING LETTERHEAD]




May 2, 2002


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: ING VP Natural Resources Trust (formerly Pilgrim Natural Resources Trust) (File Nos. 33-26116 and 811-5710) (EDGAR CIK: 0000844070)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of a form of the ING VP Natural Resources Trust prospectus and Statement of Additional Information under Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), we hereby certify the following pursuant to Rule 497(j) under the Act:

(1) that the form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent amendment to the above-referenced registration statement (the "Registration Statement") filed on April 18, 2002; and

(2) that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.

If you have any questions, please contact Kimberly A. Anderson at 480.477.2670.


ING VP Natural Resources Trust
(formerly Pilgrim Natural Resources Trust)


By:  /s/ Kimberly A. Anderson
     ------------------------
     Kimberly A. Anderson
     Vice President and Secretary